Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities
Net income (loss)	$ 244	$ (2,249)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,764	2,536
Share-based compensation expense	2,043	843
Provision for doubtful accounts	20	25
Loss on disposal of fixed assets	2	3
Non-cash interest expense	25	27
Excess tax benefits related to exercise of share options	(466)	(289)
Unrealized currency (gain) loss on foreign denominated intercompany transactions	(3,817)	3,367
Changes in assets and liabilities:
Accounts receivable	2,128	1,949
Prepaid expenses and other current assets	1,496	1,524
Other assets	0	192
Accounts payable	1,993	(548)
Deferred revenue	2,450	1,152
Accrued expenses and other liabilities	425	(721)
Net cash provided by operating activities	9,307	7,811
Investing activities
Purchases of property and equipment	(5,586)	(4,769)
Net cash used in investing activities	(5,586)	(4,769)
Financing activities
Proceeds from exercises of share options	1,014	414
Excess tax benefits related to exercise of share options	466	289
Payments on debt	(1,293)	(1,373)
Net cash provided by (used in) financing activities	187	(670)
Effect of foreign exchange rates on cash	(1,390)	1,248
Net increase in cash and cash equivalents	2,518	3,620
Cash and cash equivalents at beginning of period	106,140	32,890
Cash and cash equivalents at end of period	108,658	36,510
Supplemental disclosure of cash flow information
Cash paid during the period for interest	77	150
Cash paid during the period for income taxes	81	19
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	$ 2,297	1,050
Unpaid deferred initial public offering issuance costs		$ 1,230